Cash And Cash Equivalents - Reconciliation of Assets and Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	$ (26,791,000)	$ (26,646,000)
Cash Flows from Financing Activities (Inflows)/ Outflows	785,000	212,000
Cash Flows from Operating Activities (Inflows)/ Outflows	24,000	21,000
Addition	(405,000)	(111,000)
Foreign exchange movement	65,000	(33,000)
Other	(23,000)	(62,000)
Liabilities arising from financing activities at end of period	(26,345,000)	(26,791,000)
Total		(26,619,000)
Cash and cash equivalents	2,192,000	2,387,000	$ 2,352,000	$ 2,939,000
Interest paid relating to debt	91,000	100,000
Debt(2)
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(2,372,000)	(2,511,000)
Cash Flows from Financing Activities (Inflows)/ Outflows	544,000	182,000
Addition	(16,000)	(17,000)
Foreign exchange movement	42,000	(30,000)
Other	(4,000)	4,000
Liabilities arising from financing activities at end of period	(1,806,000)	(2,372,000)
Lease obligations
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(382,000)	(345,000)
Cash Flows from Financing Activities (Inflows)/ Outflows	62,000	77,000
Cash Flows from Operating Activities (Inflows)/ Outflows	24,000	21,000
Addition	(389,000)	(117,000)
Foreign exchange movement	23,000	(5,000)
Other	148,000	(13,000)
Liabilities arising from financing activities at end of period	(514,000)	(382,000)
Share capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(11,000)	(11,000)
Liabilities arising from financing activities at end of period	(11,000)	(11,000)
Additional Paid-In Capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(24,027,000)	(23,831,000)
Cash Flows from Financing Activities (Inflows)/ Outflows	177,000	(42,000)
Other	(164,000)	(154,000)
Liabilities arising from financing activities at end of period	(24,014,000)	(24,027,000)
Government grants receivable
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	172,000	52,000
Cash Flows from Financing Activities (Inflows)/ Outflows		(5,000)
Addition		23,000
Foreign exchange movement		1,000
Other		101,000
Assets arising from financing activities at end of period		172,000
Cash and cash equivalents		172,000
Other
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	1,000
Liabilities arising from financing activities at beginning of period		0
Cash Flows from Financing Activities (Inflows)/ Outflows	2,000
Foreign exchange movement	0	1,000
Other	(3,000)
Assets arising from financing activities at end of period	$ 0	$ 1,000